S000034192 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S000034192 Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
S000034192 ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.47%	1.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.57%	2.75%	2.08%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	1.67%	1.25%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.27%	1.64%	1.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	2.37%	1.78%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	2.35%	1.69%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		5.68%	2.85%	2.18%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	2.87%	2.20%
Class N Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.83%	2.28%

[1]	Performance shown for class N shares prior to their inception (11/1/18) is derived from the historical performance of class A shares, adjusted for the sales charge and higher 12b‑1 fees currently applicable to class N shares.